Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss and comprehensive loss	$ (24,541)	$ (14,691)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization	622	607
Stock-based compensation expense	377	329
Write down of inventories	341
Accretion of interest expense	106
Warrant revaluation.	2,421	171
Changes in operating assets and liabilities:
Accounts receivable	(438)	(23)
Due from related party	125	130
Prepaid expenses and other current assets	(80)	134
Deferred inventory costs	(102)
Inventories	257	(2,313)
Deposits and other assets	24	89
Accounts payable	1,640	(151)
Accrued expenses and other liabilities	(56)	480
Deferred revenue	733	(65)
Net cash used in operating activities	(18,571)	(15,303)
Investing activities
Purchase of property and equipment	(122)	(378)
Net cash used in investing activities	(122)	(378)
Financing activities
Proceeds from the issuance of common stock, net	27,487	(10)
Proceeds from issuance of long-term debt and warrants, net of deferred financing costs and discounts of $160	9,890
Other	(3)
Net cash provided by (used in) financing activities	37,374	(10)
Net increase (decrease) in cash and cash equivalents	18,681	(15,691)
Cash and cash equivalents at beginning of period	9,845	25,536
Cash and cash equivalents at end of period	28,526	9,845
Supplemental Disclosure of Cash Flow Information:
Transfer from inventories to property and equipment in the field	347	588
Reclassification of warrant liability to stockholders' equity	5,803
Financing costs included in accounts payable	50
Interest paid	$ 266